Related Parties Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Parties Transactions
21.	Related parties transactions
(a)	Related parties

As at June 30, 2021, the name and relationship with material related parties are as follows:

Related Parties	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company
iQsim S.A.	Equity method investee of the Company

(b)	During the six months ended June 30, 2020 and 2021, other than disclosed elsewhere, the Company had the following material related parties transactions:

	Six Months ended June 30,
(In thousands)	2020	2021
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	3,148	4,249
Beijing Huaxianglianxin Technology Company	30	405
Purchase of data connectivity service:
Maya	26	24
Beijing Huaxianglianxin Technology Company	263	80

(c)	The Company had the following related parties balances as December 31, 2020 and June 30, 2021:

(In thousands)	December 31, 2020	June 30, 2021
Deposits received from related parties:
Maya	1,498	1,496
Amounts payable to related parties:
Maya	5	—
Beijing Huaxianglianxin Technology Company	—	29
Amounts receivable from related parties:
Maya	2,264	852
Beijing Huaxianglianxin Technology Company	—	385